Income Tax - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax liabilities	$ 0
Canada [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Pre-tax loss carryforward	$ 206,027,000	$ 187,318,000
Canada [member] | Unused tax losses [member] | Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards expiration year	2031
Canada [member] | Unused tax losses [member] | Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards expiration year	2038
United states [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Pre-tax loss carryforward	$ 72,148,000	65,555,000
Net operating loss carryforward, pre-tax	$ 2,000,000	$ 0
United states [member] | Unused tax losses [member] | Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards expiration year	2030
United states [member] | Unused tax losses [member] | Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards expiration year	2037